Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Registrant Name	Sable Offshore Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40111
Entity Tax Identification Number	85-3514078
Entity Address, Address Line One	845 Texas Avenue
Entity Address, Address Line Two	Suite 2920
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	579-6161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001
Trading Symbol	SOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001831481